Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
(Loss)/profit for the period	$ (24,604)	$ 13,703	$ (44,103)	$ 6,681
Items that may be reclassified to profit and loss
Changes in the fair value of financial assets	108	47	195	67
Exchange differences on translation of foreign operations	(160)	(385)	(183)	(500)
Other comprehensive (loss)/income for the period, net of tax	(52)	(338)	12	(433)
Total comprehensive (losses)/income attributable to the owners of Mesoblast Limited	$ (24,656)	$ 13,365	$ (44,091)	$ 6,248